Average Annual Total Returns - Class A2 Shares - Federated Hermes Short-Term Income Fund	A 1 Year	A 5 Years	A 10 Years	A Return After Taxes on Distributions 1 Year	A Return After Taxes on Distributions 5 Years	A Return After Taxes on Distributions 10 Years	A Return After Taxes on Distributions and Sale of Fund Shares 1 Year	A Return After Taxes on Distributions and Sale of Fund Shares 5 Years	A Return After Taxes on Distributions and Sale of Fund Shares 10 Years	Bloomberg Barclays 1-3 Year U.S. Government/Credit Index(reflects no deduction for fees, expenses or taxes) 1 Year	Bloomberg Barclays 1-3 Year U.S. Government/Credit Index(reflects no deduction for fees, expenses or taxes) 5 Years	Bloomberg Barclays 1-3 Year U.S. Government/Credit Index(reflects no deduction for fees, expenses or taxes) 10 Years	0-3 Year Composite Index(reflects no deduction for fees, expenses or taxes) 1 Year		0-3 Year Composite Index(reflects no deduction for fees, expenses or taxes) 5 Years		0-3 Year Composite Index(reflects no deduction for fees, expenses or taxes) 10 Years		Lipper Short Investment Grade Debt Funds Average 1 Year	Lipper Short Investment Grade Debt Funds Average 5 Years	Lipper Short Investment Grade Debt Funds Average 10 Years
Total	2.41%	1.88%	1.35%	1.71%	1.25%	0.83%	1.42%	1.16%	0.81%	3.33%	2.21%	1.60%	3.57%	[1]	2.58%	[1]	1.93%	[1]	3.58%	2.59%	2.05%

[1]	The Bloomberg Barclays 1-3 Year U.S. Government/Credit Index is an unmanaged index considered representative of performance of short-term U.S. corporate bonds and U.S. government bonds with maturities from one to three years.